Cash Dividends paid to the Parent Company	12 Months Ended
Dec. 31, 2023
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Cash Dividends paid to the Parent Company
42.	Cash Dividends paid to the Parent Company
Cash dividends paid to the Parent Company for the years ended December 31, 2023, 2022 and 2021 are as follows:

(In millions of won)
	2023		2022	2021
Cash dividends received from consolidated subsidiaries	~~W~~	159,539	35,733	12,646
Cash dividends received from associates		8,806	13,700	312,793

	~~W~~	168,345	49,443	325,439